Net Loss Per Share (Details) - Schedule of basic and diluted loss per share - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted net loss per share	$ (18,076)	$ (405,062)	$ (57,146)	$ (454,751)
Denominator:
Weighted average shares - for basic and diluted net loss per share	65,018	55,086	62,888	54,851
Net loss per share attributable to Stratasys Ltd.
Basic and diluted	$ (0.28)	$ (7.35)	$ (0.91)	$ (8.29)